Long - Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Debt Instrument [Line Items]
June 30, 2020	$ 75,732
June 30, 2021	318,439
June 30, 2022	182,585
June 30, 2023	254,575
June 30, 2024	44,300
Total	$ 875,631